Principles of Consolidation (Details Textuals) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Principles of Consolidation (Textual)
Monthly consulting service fee as percentage of net income of HDS paid to JSJ	100.00%	100.00%
HDS obligation within 30 days after the end of each month	Within 30 days after the end of each month, HDS shall (a) deliver to JSJ the management accounts and operating statistics of HDS for such month, including the net income of HDS during such month (the "Monthly Net Income"), and (b) pay 80% of such Monthly Net Income to JSJ (each such payment, a "Monthly Payment").
HDS obligation within 90 days after the end of each month	Within ninety (90) days after the end of each fiscal year, HDS shall (a) deliver to JSJ financial statements of HDS for such fiscal year, which shall be audited and certified by an independent certified public accountant approved by JSJ, and (b) pay an amount to JSJ equal to the shortfall, if any, of the aggregate net income of HDS for such fiscal year, as shown in such audited financial statements, as compared to the aggregate amount of the Monthly Payments paid by HDS to JSJ in such fiscal year. HDS also granted an irrevocable and exclusive option to JSJ to purchase any and all of the assets of HDS, to the extent permitted under PRC law, at the lowest price permitted by PRC law.
Additional monthly payment to JSJ as percentage of net income of HDS	80.00%	80.00%
Business Cooperation Agreement term	10 years	10 years
Business Cooperation Agreement expiration date	Nov. 05, 2020	Nov. 05, 2020
Notice period for termination of contract	30 days	30 days
Equity interest purchase option price	$ 10	$ 10
Execution of any major contract is limited under Option Agreement	Over RMB 500,000
Exclusive Option Agreement term	10 years	10 years
Exclusive Option Agreement commencing date	Nov. 05, 2020	Nov. 05, 2020
Description of notice period for remedies for any breach in terms agreement	Within 20 days after the giving of notice of breach	Within 20 days after the giving of notice of breach.